Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	26 Months Ended	44 Months Ended	45 Months Ended	56 Months Ended	60 Months Ended	89 Months Ended	94 Months Ended	108 Months Ended	117 Months Ended	119 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000161356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							4.44%			5.49%
C000161358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000161359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000127572
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							9.79%						6.56%
C000127574
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M
C000127575
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000127576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000127611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							5.55%						3.84%
C000127613
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M
C000127614
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000127610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000127615
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							18.16%						16.56%
C000127617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M
C000127618
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000127619
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000120179
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							(0.47%)						1.35%
C000120181
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000120180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							12.21%						12.11%
C000013639
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000025368
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000204949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Class
C000107253
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000214212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.08%												10.79%
C000214213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K
C000214214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000214210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Class
C000214211
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							(1.22%)						0.85%
C000120823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000013448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							(1.37%)						0.57%
C000013550
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000175977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000227359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000051727
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							3.42%						4.34%
C000051730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000051732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000051731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000051733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							4.61%						5.15%
C000051736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000051738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000051737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000051739
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							5.67%						5.81%
C000051742
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000051744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000051743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000051745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							6.56%						6.43%
C000051748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000051750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000051749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000051751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							7.01%						6.79%
C000051754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000051756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000051755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000051757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							7.23%						6.95%
C000051760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000051762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000051761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000093595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							7.39%						7.06%
C000093598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000093599
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000093600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000146061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							7.51%					7.07%
C000146063
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000146064
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000146065
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000217024
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	1.27%					9.04%
C000217025
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000217026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000217023
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000051718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							2.67%						3.56%
C000051715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000051717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000051716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013642
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							12.69%						11.06%
C000013646
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000200004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000013645
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000245125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000127620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							8.85%						9.35%
C000127622
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000127623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000127624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							8.08%						10.15%
C000127626
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000127627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
S000037455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							9.41%						7.75%
C000115637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000115636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000013649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000013650
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000224083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	10.62%				14.25%
C000224084
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000224082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Class
C000224085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000118164
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							1.10%						1.48%
C000118165
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000175981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013557
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							4.44%						4.04%
C000033116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000013560
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000175978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000175982
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							4.06%		5.55%
C000175984
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000175985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							7.95%						7.30%
C000013579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000013580
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000137830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013581
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000013600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							1.24%						2.28%
C000013603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000013604
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000137834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013605
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000013588
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							4.97%						5.17%
C000013591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000013592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000137832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000013582
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							6.71%						6.49%
C000013585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000013586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000137831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000013594
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							3.16%						3.79%
C000013597
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000013598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000137833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013599
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000210163
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							3.91%				5.90%
C000210164
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000210165
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Class
C000210162
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000184012
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							14.32%	13.57%
C000184013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000201554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Class
C000184014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000127632
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							(0.50%)						1.27%
C000127634
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000127635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000127585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							1.80%						1.72%
C000127587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000127588
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013561
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							9.30%						8.47%
C000033117
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000013564
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000175979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000127602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							13.88%						13.60%
C000127604
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000127605
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013565
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							13.26%						11.68%
C000033118
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000013568
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000013570
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000013569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000013572
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							6.67%						6.76%
C000033119
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000013575
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000175980
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000104465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							0.74%						6.93%
C000104466
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000238472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000127589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent							6.02%						7.42%
C000127591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000127592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
Without Sales Load [Member] | C000161356
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%
Without Sales Load [Member] | C000127572
Average Annual Return [Line Items]
Average Annual Return, Percent	24.75%
Without Sales Load [Member] | C000127611
Average Annual Return [Line Items]
Average Annual Return, Percent	17.43%
Without Sales Load [Member] | C000127615
Average Annual Return [Line Items]
Average Annual Return, Percent	40.91%
Without Sales Load [Member] | C000120179
Average Annual Return [Line Items]
Average Annual Return, Percent	6.96%
Without Sales Load [Member] | C000013636
Average Annual Return [Line Items]
Average Annual Return, Percent	28.47%
Without Sales Load [Member] | C000214212
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%
Without Sales Load [Member] | C000013445
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%
Without Sales Load [Member] | C000013548
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
Without Sales Load [Member] | C000051727
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%
Without Sales Load [Member] | C000051733
Average Annual Return [Line Items]
Average Annual Return, Percent	14.03%
Without Sales Load [Member] | C000051739
Average Annual Return [Line Items]
Average Annual Return, Percent	16.62%
Without Sales Load [Member] | C000051745
Average Annual Return [Line Items]
Average Annual Return, Percent	18.87%
Without Sales Load [Member] | C000051751
Average Annual Return [Line Items]
Average Annual Return, Percent	20.06%
Without Sales Load [Member] | C000051757
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
Without Sales Load [Member] | C000093595
Average Annual Return [Line Items]
Average Annual Return, Percent	21.01%
Without Sales Load [Member] | C000146061
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%
Without Sales Load [Member] | C000217024
Average Annual Return [Line Items]
Average Annual Return, Percent	21.51%
Without Sales Load [Member] | C000051718
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%
Without Sales Load [Member] | C000013642
Average Annual Return [Line Items]
Average Annual Return, Percent	27.30%
Without Sales Load [Member] | C000127620
Average Annual Return [Line Items]
Average Annual Return, Percent	20.74%
Without Sales Load [Member] | C000127624
Average Annual Return [Line Items]
Average Annual Return, Percent	25.60%
Without Sales Load [Member] | S000037455
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%
Without Sales Load [Member] | C000224083
Average Annual Return [Line Items]
Average Annual Return, Percent	35.75%
Without Sales Load [Member] | C000118164
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
Without Sales Load [Member] | C000013557
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%
Without Sales Load [Member] | C000175982
Average Annual Return [Line Items]
Average Annual Return, Percent	17.20%
Without Sales Load [Member] | C000013576
Average Annual Return [Line Items]
Average Annual Return, Percent	22.17%
Without Sales Load [Member] | C000013600
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%
Without Sales Load [Member] | C000013588
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%
Without Sales Load [Member] | C000013582
Average Annual Return [Line Items]
Average Annual Return, Percent	19.32%
Without Sales Load [Member] | C000013594
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%
Without Sales Load [Member] | C000210163
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%
Without Sales Load [Member] | C000184012
Average Annual Return [Line Items]
Average Annual Return, Percent	36.52%
Without Sales Load [Member] | C000127632
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%
Without Sales Load [Member] | C000127585
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%
Without Sales Load [Member] | C000013561
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%
Without Sales Load [Member] | C000127602
Average Annual Return [Line Items]
Average Annual Return, Percent	31.15%
Without Sales Load [Member] | C000013565
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%
Without Sales Load [Member] | C000013572
Average Annual Return [Line Items]
Average Annual Return, Percent	25.62%
Without Sales Load [Member] | C000104465
Average Annual Return [Line Items]
Average Annual Return, Percent	16.04%
Without Sales Load [Member] | C000127589
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent										1.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent										1.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent										1.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Index
Average Annual Return, Percent	22.97%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													5.27%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Index
Average Annual Return, Percent	22.97%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													5.27%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Index
Average Annual Return, Percent	22.97%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													5.27%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Index
Average Annual Return, Percent	22.97%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													5.27%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.00%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.75%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.00%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.75%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.00%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.75%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.00%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.75%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													14.33%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.00%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.75%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													14.33%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													14.33%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													14.33%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.40%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.20%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				(1.47%)
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												8.91%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												8.91%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												8.91%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												8.91%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						12.35%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						12.35%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						12.35%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						12.35%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													14.27%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent		20.41%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.00%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.75%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.00%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.75%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.00%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.75%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iMoneyNet Money Fund Average™ Government All
Average Annual Return, Percent	5.04%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							2.13%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.42%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iMoneyNet Money Fund Average™ Government All
Average Annual Return, Percent	5.04%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							2.13%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.42%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iMoneyNet Money Fund Average™ Government All
Average Annual Return, Percent	5.04%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							2.13%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.42%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					12.78%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					12.78%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					12.78%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					12.78%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.40%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Index
Average Annual Return, Percent	22.97%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													5.27%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Index
Average Annual Return, Percent	22.97%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													5.27%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Index
Average Annual Return, Percent	22.97%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													5.27%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Index
Average Annual Return, Percent	22.97%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.38%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Index
Average Annual Return, Percent	22.97%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									7.16%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Index
Average Annual Return, Percent	22.97%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									7.16%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Index
Average Annual Return, Percent	22.97%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									7.16%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.08%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.06%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI<sup>®</sup> ex US Growth
Average Annual Return, Percent	24.33%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							5.78%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent											5.26%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI<sup>®</sup> ex US Growth
Average Annual Return, Percent	24.33%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							5.78%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent											5.26%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI<sup>®</sup> ex US Growth
Average Annual Return, Percent	24.33%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							5.78%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent											6.79%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI<sup>®</sup> ex US Growth
Average Annual Return, Percent	24.33%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							5.78%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent											6.79%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent								13.61%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent								13.61%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent								13.39%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent								13.61%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.49%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													14.05%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.00%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.75%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.00%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.75%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.00%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.75%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													13.00%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													14.05%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 <sup>®</sup> Index
Average Annual Return, Percent	38.02%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent			19.74%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 1 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Index
Average Annual Return, Percent	37.86%
Benchmark 1 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.60%
Benchmark 1 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													12.44%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Value Index
Average Annual Return, Percent	31.77%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.42%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.33%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Value Index
Average Annual Return, Percent	31.77%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.42%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.33%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Value Index
Average Annual Return, Percent	31.77%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.42%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.33%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Value Index
Average Annual Return, Percent	31.77%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.42%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.33%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index™
Average Annual Return, Percent	53.42%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							21.47%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													20.34%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index™
Average Annual Return, Percent	53.42%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							21.47%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													20.34%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index™
Average Annual Return, Percent	53.42%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							21.47%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													20.34%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index™
Average Annual Return, Percent	53.42%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							21.47%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													20.34%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Value Index
Average Annual Return, Percent	30.98%
Benchmark 2 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.48%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Value Index
Average Annual Return, Percent	30.98%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							10.14%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.87%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Value Index
Average Annual Return, Percent	30.98%
Benchmark 2 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.48%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Value Index
Average Annual Return, Percent	30.98%
Benchmark 2 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.48%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Value Index
Average Annual Return, Percent	30.98%
Benchmark 2 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.48%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Average Annual Return, Percent	18.40%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							5.63%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													5.60%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Average Annual Return, Percent	18.40%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							5.63%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													5.60%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Average Annual Return, Percent	18.40%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							5.63%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													5.60%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Average Annual Return, Percent	18.40%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							5.63%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													5.60%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	20.97%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.77%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													6.39%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	20.97%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.77%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													6.39%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	20.97%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.77%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													6.39%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	20.97%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.77%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													6.39%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	23.64%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							7.86%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.09%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	23.64%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							7.86%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.09%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	23.64%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							7.86%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.09%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	23.64%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							7.86%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.09%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	25.91%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.70%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.69%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	25.91%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.70%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.69%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	25.91%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.70%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.69%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	25.91%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.70%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.69%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	27.92%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.35%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.12%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	27.92%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.35%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.12%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	27.92%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.35%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.12%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	27.92%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.35%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.12%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	29.15%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.83%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.41%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	29.15%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.83%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.41%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	29.15%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.83%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.41%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	29.15%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.83%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.41%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	29.13%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.81%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.47%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	29.13%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.81%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.47%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	29.13%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.81%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.47%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	29.13%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.81%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.47%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060+ Index
Average Annual Return, Percent	29.40%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							10.04%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												8.55%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060+ Index
Average Annual Return, Percent	29.40%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							10.04%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												8.55%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060+ Index
Average Annual Return, Percent	29.40%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							10.04%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												8.55%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060+ Index
Average Annual Return, Percent	29.40%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							10.04%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												8.55%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	30.21%
Benchmark 2 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						11.59%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	30.21%
Benchmark 2 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						11.59%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	30.21%
Benchmark 2 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						11.59%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	30.21%
Benchmark 2 - 3 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						11.59%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.05%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													4.19%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.05%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													4.19%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.05%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													4.19%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.05%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													4.19%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup>®</sup> Growth Index
Average Annual Return, Percent	38.67%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.46%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													11.19%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup>®</sup> Growth Index
Average Annual Return, Percent	38.67%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.46%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													11.19%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup>®</sup> Growth Index
Average Annual Return, Percent	38.67%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.46%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													11.19%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Growth Index
Average Annual Return, Percent	36.49%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							7.92%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.15%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Growth Index
Average Annual Return, Percent	36.49%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							7.92%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.15%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Growth Index
Average Annual Return, Percent	36.49%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							7.92%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.15%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index<sup>®</sup> Free
Average Annual Return, Percent	33.68%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.78%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index<sup>®</sup> Free
Average Annual Return, Percent	33.68%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.78%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index<sup>®</sup> Free
Average Annual Return, Percent	33.68%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.78%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Average Annual Return, Percent	8.61%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							2.20%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													2.26%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Average Annual Return, Percent	8.61%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							2.20%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													2.26%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Average Annual Return, Percent	8.61%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							2.20%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													2.58%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Small Cap Index
Average Annual Return, Percent	22.96%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.10%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									6.02%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Small Cap Index
Average Annual Return, Percent	22.96%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.10%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									6.02%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup>®</sup> Small Cap Index
Average Annual Return, Percent	22.96%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.10%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									6.02%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Aggressive Target Risk Index
Average Annual Return, Percent	29.54%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.41%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.53%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Aggressive Target Risk Index
Average Annual Return, Percent	29.54%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.41%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.53%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Aggressive Target Risk Index
Average Annual Return, Percent	29.54%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.41%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.53%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Aggressive Target Risk Index
Average Annual Return, Percent	29.54%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.41%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.53%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Aggressive Target Risk Index
Average Annual Return, Percent	29.54%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							9.41%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.53%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Conservative Target Risk Index
Average Annual Return, Percent	14.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							2.06%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													2.92%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Conservative Target Risk Index
Average Annual Return, Percent	14.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							2.06%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													2.92%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Conservative Target Risk Index
Average Annual Return, Percent	14.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							2.06%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													2.92%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Conservative Target Risk Index
Average Annual Return, Percent	14.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							2.06%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													2.92%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Conservative Target Risk Index
Average Annual Return, Percent	14.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							2.06%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													2.92%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderate Target Risk Index
Average Annual Return, Percent	22.37%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.16%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													6.09%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderate Target Risk Index
Average Annual Return, Percent	22.37%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.16%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													6.09%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderate Target Risk Index
Average Annual Return, Percent	22.37%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.16%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													6.09%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderate Target Risk Index
Average Annual Return, Percent	22.37%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.16%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													6.09%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderate Target Risk Index
Average Annual Return, Percent	22.37%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							6.16%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													6.09%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent	26.48%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.04%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.50%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent	26.48%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.04%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.50%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent	26.48%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.04%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.50%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent	26.48%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.04%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.50%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent	26.48%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.04%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.50%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent	18.30%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.43%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													4.75%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent	18.30%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.43%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													4.75%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent	18.30%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.43%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													4.75%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent	18.30%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.43%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													4.75%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent	18.30%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							4.43%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													4.75%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Growth Index
Average Annual Return, Percent	43.42%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							18.34%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent								17.31%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Growth Index
Average Annual Return, Percent	43.42%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							18.34%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent								17.31%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Growth Index
Average Annual Return, Percent	43.42%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							18.34%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent								16.65%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup>®</sup> Growth Index
Average Annual Return, Percent	43.42%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							18.34%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent								17.31%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Average Annual Return, Percent	6.25%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							1.51%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.56%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Average Annual Return, Percent	6.25%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							1.51%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.56%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Average Annual Return, Percent	6.25%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							1.51%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													1.56%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup>®</sup> Index
Average Annual Return, Percent	32.99%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.37%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.86%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup>®</sup> Index
Average Annual Return, Percent	32.99%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.37%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.86%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup>®</sup> Index
Average Annual Return, Percent	32.99%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.37%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													9.86%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup>®</sup> Index
Average Annual Return, Percent	32.99%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							11.37%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													10.08%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Arca Tech 100 Index℠
Average Annual Return, Percent	39.62%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.88%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													15.08%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Arca Tech 100 Index℠
Average Annual Return, Percent	39.62%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.88%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													15.08%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Arca Tech 100 Index℠
Average Annual Return, Percent	39.62%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							15.88%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													15.08%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Index
Average Annual Return, Percent	34.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.50%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.94%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Index
Average Annual Return, Percent	34.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.50%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.94%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Index
Average Annual Return, Percent	34.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.50%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.94%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Index
Average Annual Return, Percent	34.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.50%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.92%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Growth Index
Average Annual Return, Percent	36.49%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							7.92%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.15%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Growth Index
Average Annual Return, Percent	36.49%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							7.92%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													8.15%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Index
Average Annual Return, Percent	34.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.50%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.94%
Benchmark 3 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Value Index
Average Annual Return, Percent	31.77%
Benchmark 3 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.42%
Benchmark 3 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.33%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Index
Average Annual Return, Percent	34.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.50%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.94%
Benchmark 3 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Value Index
Average Annual Return, Percent	31.77%
Benchmark 3 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.42%
Benchmark 3 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.33%
Benchmark 2 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Index
Average Annual Return, Percent	34.07%
Benchmark 2 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.50%
Benchmark 2 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.94%
Benchmark 3 - 1 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup>®</sup> Value Index
Average Annual Return, Percent	31.77%
Benchmark 3 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent							8.42%
Benchmark 3 - 10 Year or Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													7.33%